Long-term debt	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Long-term debt	Long-term debt
Long-term debt consists of the following at year-end:

	2025	2024
2032 Notes	$600,000	$—
2029 Notes	350,000	334,200
2027 Notes	—	379,265
Long-term bank loans	184,994	—
Finance lease obligations	11,672	9,087
Other long-term borrowings	2,193	2,791
Subtotal	1,148,859	725,343
Discounts and premiums on Notes	(4,229)	(3,956)
Deferred financing costs (“DFC”)	(6,969)	(2,789)
Total	1,137,661	718,598
Current portion of long-term debt	11,776	2,624
Long-term debt, excluding current portion	$1,125,885	$715,974

The following table presents additional information related to the 2032, 2029 and 2027 Notes (the “Notes”):

			Principal as of December 31,
	Annual interest rate	Currency	2025	2024	Maturity
2032 Notes	6.375%	USD	$600,000	$—	January 29, 2032
2029 Notes	6.125%	USD	$350,000	$334,200	May 27, 2029
2027 Notes	5.875%	USD	—	379,265	April 4, 2027

The following table presents additional information for the fiscal years ended December 31, 2025, 2024 and 2023:

	Interest Expense (i)			DFC Amortization (i)			Amortization of Premium/Discount, net (i)
	2025	2024	2023	2025	2024	2023	2025	2024	2023
2032 Notes	35,274	—	—	773	—	—	343	—	—
2029 Notes	20,469	20,469	20,511	469	469	527	665	691	695
2027 Notes	4,193	22,282	22,218	886	457	466	866	460	478

(i)These charges are included within “Net interest expense and other financing results” in the consolidated statements of income.
2027 Notes

In April 2017, the Company issued Senior Notes for an aggregate principal amount of $265 million, which were due in 2027 (the “2027 Notes”). The proceeds from this issuance of the 2027 Notes were used to repay certain loans signed by the Company’s Brazilian subsidiary, unwind the related derivative instruments, pay the principal and premium on the 2023 Notes and for general purposes. In addition, on September 11, 2020, the Company issued additional 2027 Notes for an aggregate principal amount of $150 million at a price of 102.250%. The proceeds from the second issuance were used mainly to repay short-term indebtedness which had been drawn during 2020 in order to maintain liquidity affected by the effects of COVID-19. Periodic payments of principal are not required, and interest is paid semi-annually commencing on October 4, 2017. The Company capitalized as DFC $3,001 of financing costs related to the first issuance of 2027 Notes and $2,000 related to the second issuance.

On January 29, 2025, the Company repurchased 35.27% of the outstanding principal of 2027 Notes for a total amount of $136,145 plus accrued and unpaid interest. Additionally, on April 4, 2025, the Company redeemed all remaining outstanding 2027 Notes at a redemption price of 100%, which represented a total amount of $243,120 plus accrued and unpaid interest.

The following table summarizes the activity of 2027 Notes as of December 31, 2025:

Transaction	Date	Principal Amount	Average Price	Early Redemption Price	Total payment (i)
Issuance	April 4, 2017	$265,000	—	—	$—
Additional issuance	September 11, 2020	$150,000	—	—	$—
Additional issuance of 2027 Notes related to 2023 exchange	October 13, 2020	$138,354	—	—	$—
Open market repurchases	During 2021	$(17,368)	105.74%	—	$(18,364)
Cash Tender	May 13, 2022	$(150,000)	99.94%	103.00%	$(154,407)
Open market repurchases	During 2022	$(4,721)	98.01%	—	$(4,627)
Open market repurchases	During 2023	$(2,000)	95.20%	—	$(1,904)
Cash Tender	January 29, 2025	$(136,145)	100.00%	100.00%	$(136,145)
Optional full redemption	April 4, 2025	$(243,120)	100.00%	—	$(243,120)
Principal amount of 2027 Notes as of December 31, 2025:		$—

(i) Not including accrued and unpaid interest

The results related to the aforementioned transactions and the accelerated amortization of the related DFC were recognized as net interest expense and other financing results within the consolidated statements of income.

2029 Notes

In April, 2022, the Company’s subsidiary ADBV issued sustainability-linked Senior Notes for an aggregate principal amount of $350 million which mature in 2029 (the “2029 Notes”). Interest on the notes accrues at a rate of 6.125% per annum from April 27, 2022 and, from and including May 27, 2026, the interest rate payable on the 2029 Notes may increase to 6.250% per annum or 6.375% per annum if either or both Sustainability Performance Targets (SPT), respectively, have not been satisfied by December 31, 2025. The SPT to be satisfied are:

(i) Reductions of greenhouse gas emissions by 15% in restaurants and offices.
(ii) Reductions of greenhouse gas emissions by 10% in supply chain.
Periodic payments of principal are not required and interest is paid semi-annually commencing on November 27, 2022. The 2029 Notes are guaranteed on a senior unsecured basis by the Company and certain of its subsidiaries. The proceeds from 2029 Notes were mainly used by the Company to fund the tender offers for 2023 and 2027 Notes and the redemption of the 2023 Notes that was effected during 2022. The Company capitalized as DFC $2,651 of financing costs related to the issuance of 2029 Notes, which are being amortized over the life of the notes.

In September 2025, ADBV sold certain 2029 Notes that it had repurchased during 2022 and 2023, representing an aggregate principal amount of $15,800, for a total of $16,156 plus accrued and unpaid interest.

The following table summarizes the activity of 2029 Notes as of December 31, 2025:

Transaction	Date	Principal Amount	Average Price	Total (payment) / collection (i)
Issuance	April 27, 2022	$350,000	—	$—
Open market repurchases	During 2022	$(12,800)	93.87%	$(12,015)
Open market repurchases	During 2023	$(3,000)	93.76%	$(2,813)
Sale	During 2025	$15,800	102.25%	$16,156
Principal amount of 2029 Notes as of December 31, 2025:		$350,000

(i) Not including accrued and unpaid interest

On January 30, 2026, the Company announced the commencement of an offer to purchase for cash up to $150 million of its outstanding 2029 Notes, which resulted in the redemption on February 17, 2026 of 38.51% of the outstanding principal, for a total amount of $134,796 plus accrued and unpaid interest. Additionally, on March 4, 2026, the Company redeemed $400 plus accrued and unpaid interest upon settlement of the tender offer previously mentioned.

2032 Notes

On January 29, 2025, ADBV issued Senior Notes for an aggregate principal amount of $600 million which mature in 2032 (the "2032 Notes"). The 2032 Notes are guaranteed on a senior unsecured basis by the Company and certain of its subsidiaries. Periodic payments of principal are not required and interest on the 2032 Notes accrues at a rate of 6.375% per annum and is payable semi-annually commencing on July 29, 2025. The Company capitalized as DFC $5,761 of financing costs related to the issuance of 2032 Notes.

The proceeds of the 2032 Notes were used (i) to fund the cash tender offer for the 2027 Notes, which resulted in the repurchase on January 29, 2025 of 35.27% of the outstanding principal amount of 2027 Notes for a total amount of $136,145 plus accrued and unpaid interest; (ii) to redeem all remaining outstanding 2027 Notes on April 4, 2025 at a redemption price of 100%, which represented a total amount of $243,120 plus accrued and unpaid interest; and (iii) for general corporate purposes.

The following table summarizes the activity of 2032 Notes as of December 31, 2025:

Transaction	Date	Principal Amount
Issuance	January 29, 2025	$600,000
Principal amount of 2032 Notes as of December 31, 2025:		$600,000

The 2029 Notes and 2032 Notes are redeemable, in whole or in part, at the option of the Company at any time at the applicable redemption price set forth in the indenture governing them. The Notes are fully and unconditionally guaranteed on a senior unsecured basis by certain of the Company’s subsidiaries. The Notes and guarantees (i) are senior unsecured obligations and rank equal in right of payment with all of the Company’s and guarantors’ existing and future senior unsecured indebtedness; (ii) will be effectively junior to all of the Company’s and guarantors’ existing and future secured indebtedness to the extent of the value of the Company’s assets securing that indebtedness; and (iii) are structurally subordinated to all obligations of the Company’s subsidiaries that are not guarantors.

The indenture governing the Notes limits the Company’s and its subsidiaries’ ability to, among other things, (i) create certain liens; (ii) enter into sale and lease-back transactions; and (iii) consolidate, merge or transfer assets. In addition, the indenture governing the 2029 and 2032 Notes, limits the Company’s and its subsidiaries’ ability to incur in additional indebtedness and make certain restricted payments, including dividends. These covenants are subject to important qualifications and exceptions. The indenture governing the Notes also provides for events of default, which, if any of them occur, would permit or require the principal, premium, if any, and interest on all of the then-outstanding Notes to be due and payable immediately.

The 2029 and 2032 Notes are listed on the Luxembourg Stock Exchange and trade on the Euro MTF Market.

Long-term bank loans

On December 19, 2025, the Company, through its Brazilian Subsidiary, entered into separate bank loans under the 4131 Brazilian Law (“4131 Bank Loans”) for $50,000 each with Citibank, N.A, Bank of America, N.A. and JP Morgan Chase Bank, N.A. The principal is due entirely at maturity. Additionally, the Company capitalized as DFC $562 of financing costs related to the 4131 Bank Loans. The obligations of the Brazilian subsidiary under the 4131 Bank Loans are guaranteed by the Company on an unconditional basis.

The obligations of the Company, and the Brazilian Subsidiary for the 4131 Bank Loans include customary covenants including, among others, restrictions on the ability of the Company and the guarantor to: (i) incur liens, (ii) enter into any merger, consolidation or amalgamation; (iii) sell, assign, lease or transfer all or substantially all of the borrower’s or guarantor’s business or property; (iv) enter into transactions with affiliates; (v) engage in substantially different lines of business; (vi) engage in transactions that violate certain anti-terrorism laws.

In addition, for the 4131 Bank Loans, the Company is required to comply, as of the last day of each quarter, with a consolidated net indebtedness to EBITDA ratio of less than 3.00x. As of December 31, 2025, this ratio was 1.15x and as such the Company was in compliance.

The proceeds of the loan were used to fund the cash tender offer of the 2029 Notes, which resulted in the redemption on February 17, 2026 of 38.51% of the outstanding principal, for a total amount of $134,796 plus accrued and unpaid interest, and for general corporate purposes.

Furthermore, on the same date the Company, through ADBV and its subsidiary in Brazil entered into certain derivative instruments not designated as hedge accounting to mitigate the exposure to variability in expected future cash flows related to the principal and interest due on the 4131 Bank Loans.

Additionally, as of December 31, 2025, the Company had drawn long-term bank loans in Uruguay and Chile.
The following table presents additional information related to long-term bank loans:

				Principal as of
Territories	Entity	Currency	Annual interest rate	December 31, 2025	December 31, 2024	Maturity
Chile	Banco Itaú Chile	CLP	5.65%	$9,994	$—	January 2027
Brazil	Citibank, N.A.	USD	4.39%	50,000	—	January 2029
	Bank of America, N.A.		4.40%	50,000	—
	JPMorgan Chase Bank, N.A.		4.71%	50,000	—
Uruguay	Banco Itaú Uruguay S.A.	USD	3.90%	8,000	—	November 2026
			4.31%	9,500	—	January 2027
	Banco Bilbao Vizcaya Argentaria Uruguay S.A.		3.95%	2,000	—	November 2026
			4.10%	5,500	—	January 2027
Total				$184,994	$—

The following table presents additional information for the fiscal years ended December 31, 2025, 2024 and 2023:

	Interest Expense (i)			DFC Amortization (i)
	2025	2024	2023	2025	2024	2023
Long-term bank loans	$2,383	$—	$—	$15	$—	$—

(i)These charges are included within “Net interest expense and other financing results” in the consolidated statements of income.

Syndicated Revolving Credit Facility

On September 30, 2025, the Company and ADBV entered into a $200 million Syndicated Revolving Credit Facility with JP Morgan Chase Bank, N.A., Banco Bilbao Vizcaya Argentaria, S.A. New York Branch, Banco Santander (Brasil) S.A. - Grand Cayman Branch, Bank of America, N.A., BNP Paribas, Banco de Crédito del Perú and Firstbank Puerto Rico (the “Syndicated Revolving Credit Facility”). The Syndicated Revolving Credit Facility has a four-year maturity, beginning September 30, 2025, with an optional one-year extension, and an interest rate of SOFR plus 2.10% to 2.40%.

This Syndicated Revolving Credit Facility permits the Company to borrow money from time to time to cover its working capital needs and for other general corporate purposes. Principal is due upon maturity. However, prepayments are permitted without premium or penalty.

The obligations of the Company and ADBV under the Syndicated Revolving Credit Facility are jointly and severally guaranteed by certain of the Company’s subsidiaries on an unconditional basis. The Syndicated Revolving Credit Facility includes customary covenants including, among others, restrictions on the ability of the Company, the guarantors and certain material subsidiaries to: (i) incur liens, (ii) enter into any merger, consolidation or amalgamation; (iii) sell, assign, lease or transfer all or substantially all of the borrower’s or guarantor’s business or property; (iv) enter into transactions with affiliates; and (v) engage in substantially different lines of business.
In addition, the Company is required to comply, as of the last day of each quarter, with a consolidated net indebtedness to EBITDA ratio of less than 3.00x. As of December 31, 2025, this ratio was 1.15x and as such the Company was in compliance.

The Syndicated Revolving Credit Facility provides for customary events of default which would permit the lenders to terminate their commitments to provide loans and/or to declare all sums outstanding under the loan documents immediately due and payable.

As of December 31, 2025, no amounts are due in connection with the Syndicated Revolving Credit Facility.

Before entering into the Syndicated Revolving Credit Facility, the Company maintained revolving credit facilities with J.P. Morgan, Itaú Unibanco S.A. and Banco Santander (Brasil) S.A. for $25,000 each. These revolving credit facilities have been terminated.

Other required disclosure

As of December 31, 2025, future payments related to the Company’s long-term debt are as follows:

	Principal	Interest	Total
2026	$11,776	$68,336	$80,112
2027	26,210	69,196	95,406
2028	1,370	67,345	68,715
2029	501,384	49,646	551,030
2030	1,446	38,741	40,187
Thereafter	606,673	58,000	664,673
Total payments	1,148,859	351,264	1,500,123
Interest	—	(351,264)	(351,264)
Discounts and premiums on Notes	(4,229)	—	(4,229)
Deferred financing costs ("DFC")	(6,969)	—	(6,969)
Long-term debt	$1,137,661	$—	$1,137,661